Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$753,652.26

Principal:
Principal Collections	$10,487,493.15
Prepayments in Full	$3,739,048.49
Liquidation Proceeds	$131,967.22
Recoveries	$69,835.77
Sub Total	$14,428,344.63
Collections	$15,181,996.89

Purchase Amounts:
Purchase Amounts Related to Principal	$531,666.23
Purchase Amounts Related to Interest	$3,539.32
Sub Total	$535,205.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,717,202.44

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,717,202.44
Servicing Fee	$164,720.18	$164,720.18	$0.00	$0.00	$15,552,482.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,552,482.26
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,552,482.26
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,552,482.26
Interest - Class A-4 Notes	$43,083.90	$43,083.90	$0.00	$0.00	$15,509,398.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,509,398.36
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$15,425,912.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,425,912.28
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$15,356,578.95
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,356,578.95
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$15,258,912.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,258,912.28
Regular Principal Payment	$14,456,524.65	$14,456,524.65	$0.00	$0.00	$802,387.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$802,387.63
Residual Released to Depositor	$0.00	$802,387.63	$0.00	$0.00	$0.00
Total		$15,717,202.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,456,524.65
Total					$14,456,524.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,456,524.65	$81.64	$43,083.90	$0.24	$14,499,608.55	$81.88
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$14,456,524.65	$7.09	$293,569.98	$0.14	$14,750,094.63	$7.23

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$51,700,685.08	0.2919788	$37,244,160.43	0.2103358
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$191,690,685.08	0.0939725	$177,234,160.43	0.0868855

Pool Information
Weighted Average APR	4.678%	4.693%
Weighted Average Remaining Term	20.51	19.75
Number of Receivables Outstanding	24,596	23,638
Pool Balance	$197,664,218.91	$182,579,698.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$191,690,685.08	$177,234,160.43
Pool Factor	0.0950787	0.0878228

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$5,345,537.74
Targeted Overcollateralization Amount	$5,345,537.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,345,537.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		131	$194,345.65
(Recoveries)		180	$69,835.77
Net Loss for Current Collection Period			$124,509.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7559%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.0134%
Second Preceding Collection Period			0.5658%
Preceding Collection Period			1.7411%
Current Collection Period			0.7859%
Four Month Average (Current and Preceding Three Collection Periods)			1.0265%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		8,121	$17,209,922.38
(Cumulative Recoveries)			$2,331,920.01
Cumulative Net Loss for All Collection Periods			$14,878,002.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7156%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,119.19
Average Net Loss for Receivables that have experienced a Realized Loss			$1,832.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.16%	531	$5,773,725.07
61-90 Days Delinquent	0.39%	61	$718,919.08
91-120 Days Delinquent	0.17%	22	$311,504.73
Over 120 Days Delinquent	1.03%	116	$1,872,208.77
Total Delinquent Receivables	4.75%	730	$8,676,357.65

Repossession Inventory:
Repossessed in the Current Collection Period		19	$256,126.06
Total Repossessed Inventory		26	$362,364.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8025%
Preceding Collection Period			0.8375%
Current Collection Period			0.8419%
Three Month Average			0.8273%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer